CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 2,374,006	$ 985,467
Restricted cash and cash equivalents	207,576	365,159
Receivables, less allowance for doubtful accounts of $19,708 and $21,268	1,356,553	1,329,647
Inventories, at lower of cost or market	87,429	93,415
Prepaid expenses and other assets	344,926	289,990
Revenue earning equipment, at cost:
Cars	8,435,077	8,205,579
Less accumulated depreciation	(1,199,355)	(1,186,299)
Other equipment	2,756,101	2,582,029
Less accumulated depreciation	(1,052,414)	(749,724)
Total revenue earning equipment	8,939,409	8,851,585
Property and equipment, at cost:
Land, buildings and leasehold improvements	1,071,987	1,023,891
Service equipment and other	900,271	838,906
Total property and equipment, at cost	1,972,258	1,862,797
Less accumulated depreciation	(808,689)	(674,668)
Total property and equipment	1,163,569	1,188,129
Other intangible assets, net	2,550,559	2,597,682
Goodwill	300,174	295,350
Total assets	17,324,201	15,996,424
LIABILITIES AND EQUITY
Accounts payable	944,973	658,671
Due to Hertz Global Holdings, Inc.	1,396	7,569
Accrued salaries and other compensation	439,217	465,281
Other accrued liabilities	628,785	557,477
Accrued taxes	136,397	125,806
Debt	10,919,345	9,997,014
Public liability and property damage	278,685	277,828
Deferred taxes on income	1,460,212	1,432,705
Total liabilities	14,809,010	13,522,351
Commitments and contingencies
The Hertz Corporation and Subsidiaries stockholder's equity
Common Stock, $0.01 par value, 3,000 shares authorized, 100 shares issued and outstanding
Additional paid-in capital	3,452,019	3,410,518
Accumulated deficit	(991,153)	(950,407)
Accumulated other comprehensive income (loss)	37,823	(3,331)
Total The Hertz Corporation and Subsidiaries stockholder's equity	2,498,689	2,456,780
Noncontrolling interest	16,502	17,293
Total equity	2,515,191	2,474,073
Total liabilities and equity	$ 17,324,201	$ 15,996,424